Employee benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Total employee benefits	€ 40,741	€ 23,783	€ 22,541
Selling, general and administrative expenses.
Employee benefits
Total employee benefits	26,185	10,665	8,738
Research and development expenses
Employee benefits
Total employee benefits	€ 14,556	€ 13,118	€ 13,803